Stockholders’ Equity (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		45,000,000		45,000,000	45,000,000
Common stock, par value per share		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		5,000,000		5,000,000	5,000,000
Preferred stock, par value per share		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0		0	0
Proceeds from stock of sold		$ 0	$ 5,006,500	$ 4,599,055	$ 0
Proceeds from related parties	$ 480,000
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock sold			1,251,625
Share price	$ 4.00		$ 4.00
Proceeds from stock of sold			$ 5,006,500
Proceeds from warrant exercised			$ 407,445
Number of warrant purchased			89,730
Warrant term	5 years		5 years
Exercise Price	$ 4.00